Business segment information - Schedule of Reconciliation of Information on Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Reporting Segment [Line Items]
Profit for the year	$ 205,873	$ 166,158	$ 92,040
Total	11,858,673	10,743,792	9,283,910
Other assets - unallocated	18,357	15,595
Liabilities	10,521,464	9,539,968	8,214,563
Other liabilities - unallocated	45,431	53,734
Reportable segments
Disclosure of Reporting Segment [Line Items]
Profit for the year	205,873	166,158	92,040
Total	11,841,622	10,729,764	9,277,293
Liabilities	10,476,033	9,486,234	8,187,752
Unallocated amounts
Disclosure of Reporting Segment [Line Items]
Other assets - unallocated	17,051	14,028	6,617
Other liabilities - unallocated	$ 45,431	$ 53,734	$ 26,811